UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE

  68130

(Address of principal executive offices)

(Zip code)

James Ash

             17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   9/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	COMMON STOCK & WARRANTS - 96.3%
	AEROSPACE/DEFENSE - 7.2%
12,500	B/E Aerospace, Inc. *	$ 1,049,250
12,500	Boeing Co.	1,592,250
		2,641,500
	AUTO MANUFACTURERS - 5.7%
100,000	Ford Motor Co.	1,479,000
2,500	Tesla Motors, Inc. *	606,700
		2,085,700
	BANKS - 11.4%
100,000	Bank of America Corp.	1,705,000
125,000	JPMorgan Chase & Co. - Warrants @ $42.42, due 10/28/18 *	2,513,750
		4,218,750
	BIOTECHNOLOGY - 16.6%
30,000	Celgene Corp. *	2,843,400
30,000	Gilead Sciences, Inc. *	3,193,500
500	Illumina, Inc. *	81,960
		6,118,860
	COMMERCIAL SERVICES - 10.5%
22,500	MasterCard, Inc. - Class A	1,663,200
20,000	United Rentals, Inc. *	2,222,000
		3,885,200
	COMPUTERS - 6.7%
24,500	Apple, Inc.	2,468,375

	HEALTHCARE-PRODUCTS - 3.1%
2,500	Intuitive Surgical, Inc. *	1,154,550

	INTERNET - 4.8%
2,000	Google, Inc. - Class A *	1,176,820
1,000	Google, Inc. - Class C *	577,360
		1,754,180
	MACHINERY-DIVERSIFIED - 1.7%
10,000	Chart Industries, Inc. *	611,300

	MEDIA - 1.9%
5,000	Time Warner Cable, Inc.	717,450

	OIL & GAS - 1.8%
25,000	Sanchez Energy Corp. *	656,500

	OIL & GAS SERVICES - 3.4%
8,500	Core Laboratories NV	1,243,975

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	PHARMACEUTICALS - 9.4%
2,000	Actavis, Inc. *	$ 20,030
20,000	Chimerix, Inc. *	552,400
30,000	Pacira Pharmaceuticals, Inc. *	2,907,600
		3,480,030
	SEMICONDUCTORS - 6.4%
12,500	ASML Holding NV	1,235,250
15,000	QUALCOMM, Inc.	1,121,550
		2,356,800
	TELECOMMUNICATIONS - 3.8%
50,000	ARRIS Group, Inc. *	1,417,750

	TRANSPORTATION - 1.9%
7,500	Genesee & Wyoming, Inc. *	714,825

	TOTAL COMMON STOCK & WARRANTS (Cost - $20,418,229)	35,525,745

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
710,653	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $710,653)	710,653

	TOTAL INVESTMENTS - 98.2% (Cost - $21,128,882) (a)	$ 36,236,398
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	676,904
	NET ASSETS - 100.0%	$ 36,913,302

* Non-income producing security.
** Money market fund: interest rate reflects seven-day effective yield on September 30, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $21,172,644 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 15,495,557
	Unrealized Depreciation:	(431,803)
	Net Unrealized Appreciation:	$ 15,063,754

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014  for the Portfolio's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 35,525,745	$ -	$ -	$ 35,525,745
Short-Term Investments	710,653	-	-	710,653
Total	$ 36,236,398	$ -	$ -	$ 36,236,398

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	COMMON STOCK & WARRANTS - 94.2%
	AUTO MANUFACTURERS - 5.1%
120,000	Ford Motor Co. ^	$ 1,774,800

	BANKS - 16.3%
45,000	Bank of America Corp.	767,250
120,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	900,000
170,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 * ^	3,418,700
30,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	604,500
		5,690,450
	BIOTECHNOLOGY - 23.1%
22,500	Celgene Corp. *	2,132,550
31,000	Gilead Sciences, Inc. * ^	3,299,950
16,000	Illumina, Inc. * ^	2,622,720
		8,055,220
	COMMERCIAL SERVICES - 13.3%
25,000	MasterCard, Inc. - Cl. A	1,848,000
25,000	United Rentals, Inc. * ^	2,777,500
		4,625,500
	COMPUTERS - 5.0%
17,500	Apple, Inc. ^	1,763,125

	HEALTHCARE-PRODUCTS - 4.3%
3,250	Intuitive Surgical, Inc. *	1,500,915

	MACHINERY-DIVERSIFIED - 1.8%
10,000	Chart Industries, Inc. *	611,300

	OIL & GAS - 1.5%
20,000	Sanchez Energy Corp. *	525,200

	OIL & GAS SERVICES - 5.7%
10,000	Core Laboratories NV	1,463,500
5,000	Schlumberger Ltd.	508,450
		1,971,950
	PHARMACEUTICALS - 14.0%
3,000	Actavis, Inc. *	30,045
35,000	Chimerix, Inc. *	966,700
40,000	Pacira Pharmaceuticals, Inc. * ^	3,876,800
		4,873,545

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	SOFTWARE - 4.1%
10,000	Ultimate Software Group, Inc. *	$ 1,415,100

	TOTAL COMMON STOCK & WARRANTS (Cost - $22,290,255)	32,807,105

	SHORT-TERM INVESTMENTS - 9.0%
	MONEY MARKET FUND - 9.0%
3,149,918	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,149,918)	3,149,918

	TOTAL INVESTMENTS - 103.2% (Cost - $25,440,173) (a)	$ 35,957,023
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2) %	(1,129,701)
	NET ASSETS - 100.0%	$ 34,827,322

^ All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at September 30, 2014 is $12,642,138.
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $26,185,129 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 10,331,132
	Unrealized Depreciation:	(559,238)
	Net Unrealized Appreciation:	$ 9,771,894

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less, may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014  for the Portfolio's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 32,807,105	$ -	$ -	$ 32,807,105
Short-Term Investments	3,149,918	-	-	3,149,918
Total	$ 35,957,023	$ -	$ -	$ 35,957,023

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/25/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/25/14